Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash		$ 16,147	$ 12,834
Cash equivalents	[1]	10,661	4,187
Cash and cash equivalents		$ 26,808	$ 17,021	$ 11,917	$ 18,178
Weighted average interest rate of cash on deposit		2.79%	0.07%

[1]	Comprised mainly of deposits in banks as at December 31, 2017 and 2018 carrying a weighted average interest rate of 0.07% and 2.79%, respectively.